Derivative Instruments and Hedging Activity: (Details 2) (USD $)	Sep. 30, 2014	Jun. 30, 2014
Commodity derivative contracts
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	$ (25,096,536)	$ 33,117,425
Commodity derivative contracts | Current Liabilities
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)		8,065,417
Commodity derivative contracts | Long-term Liabilities
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)		25,052,008
Not designated as hedging instruments
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	(25,096,536)	(33,117,425)
Not designated as hedging instruments | Commodity derivative contracts | Current Liabilities
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	(5,203,987)	(8,065,417)
Not designated as hedging instruments | Commodity derivative contracts | Long-term Liabilities
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	$ (19,892,549)	$ (25,052,008)